General information and basis of preparation - Number of Selling Days (Details) - day	6 Months Ended						12 Months Ended
	Dec. 31, 2024	Jun. 28, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Number of days in selling week							5
Number of selling days in period	132	130	130	130	130	130	262	260	260